PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses To Government Institutions Current	$ 253	$ 81
Prepaid expenses	1,227	242
Advances to vendors	139	174
Other assets	747	152
Prepaid expenses and other current assets	$ 2,366	$ 649